Investment Managers Series Trust

235 W. Galena Street

Milwaukee, Wisconsin 53212

May 4, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust (the “Trust”)

File Nos. 333-122901 and 811-21719

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the series Aristotle/Saul Global Opportunities Fund, Aristotle International Equity Fund, Aristotle Strategic Credit Fund, Aristotle Value Equity Fund, Aristotle Small Cap Equity Fund and Aristotle Core Equity Fund (the “Funds”) do not differ from that contained in Post-Effective Amendment No. 946 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on April 30, 2018.

If you have any questions or require further information, do not hesitate to contact the undersigned at (626) 914-1041.

Sincerely,

/s/Rita Dam

Rita Dam

Investment Managers Series Trust